Revenues (Tables)	12 Months Ended
Mar. 31, 2024
Revenues [Abstract]
Schedule of Disaggregation of Our Revenue	The following table presents a disaggregation of our revenue by major category
	For the Years Ended March 31,
Revenue by service line	2024	2023
Facilities cleaning services	$56,016	$55,755
Stewarding services	10,156	7,599
Cleaning services for commercial office tenants	5,870	4,899
Total service revenues from Singapore	72,042	68,253
Other cleaning service revenues from Malaysia	53	265
Sales of products	429	508
	$72,524	$69,026
	For the Years Ended March 31,
Revenue by customer category	2024	2023
Facilities cleaning services
Conservancy common areas	11,325	9,720
Commercial	10,305	11,369
Institutional	17,202	17,324
Multi-family residential	4,201	6,873
Hotel	4,649	5,182
Singapore Changi Airport	7,247	3,176
Industrial	516	1,046
Others	571	1,065
	56,016	55,755
Stewarding services	10,156	7,599
Cleaning services for commercial office tenants	5,870	4,899
Total service revenues from Singapore	72,042	68,252
Other cleaning service revenues from Malaysia	53	265
Sales of products	429	508
	$72,524	$69,026